Estimated Fair Values of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash and cash equivalents	$ 39,164	$ 23,474	$ 75,108
Held-to-maturity securities	450	955
Loans, net of allowance	313,354	306,608
Federal Home Loan Bank stock	4,210	4,810
Accrued interest receivable	829	1,022
Financial liabilities
Deposits	322,681	310,641
Short term borrowings	5,098	5,746
Federal Home Loan Bank advances	26,719	26,991
Subordinated debentures	4,124	4,124
Interest payable	135	144
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	39,164	23,474
Held-to-maturity securities	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	450	970
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,210	4,810
Accrued interest receivable	829	1,022
Financial liabilities
Deposits	309,186	296,300
Short term borrowings	5,098	5,746
Federal Home Loan Bank advances	26,703	28,998
Subordinated debentures	3,962	3,853
Interest payable	135	144
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	0	0
Loans, net of allowance	312,014	306,181
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0